Share-based awards (Tables)	12 Months Ended
Mar. 31, 2017
Share-based awards
Schedule of share-based compensation expense by function

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Cost of revenue	4,176	4,003	3,893
Product development expenses	3,876	5,703	5,712
Sales and marketing expenses	1,235	1,963	1,772
General and administrative expenses	3,741	4,413	4,618

Total	13,028	16,082	15,995

Options
Share-based awards
Summary of changes in the share options

A summary of changes in the share options relating to ordinary shares granted by the Company during the year ended March 31, 2017 is as follows:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life
		US$	(in years)
Outstanding at April 1, 2016	17,707,328	54.37	5.6
Granted	275,000	78.71
Exercised	(5,262,533)	41.04
Cancelled/forfeited/expired	(1,006,792)	42.68

Outstanding at March 31, 2017 (i)	11,713,003	61.94	5.0

Vested and exercisable at March 31, 2017	2,144,259	59.15	4.9
Vested and expected to vest at March 31, 2017 (ii)	11,347,974	61.42	5.0

(i)	Outstanding options as of March 31, 2017 include 1,141,875 unvested options early exercised.
(ii)	Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options, including early exercised options.

Schedule of fair value assumptions

	Year ended March 31,
	2015	2016	2017
Risk-free interest rate (i)	1.38% – 1.99%	1.24% – 1.79%	1.23% – 1.30%
Expected dividend yield (ii)	0%	0%	0%
Expected life (years) (iii)	4.25 – 5.75	4.25 – 5.75	4.38
Expected volatility (iv)	35.0% – 40.8%	33.4% – 35.7%	31.7% – 33.2%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of share options is based on the average between the vesting period and the contractual term for each grant.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to the expected life of each grant.

RSUs
Share-based awards
Summary of changes in the RSUs

A summary of changes in the RSUs related to ordinary shares granted by the Company during the year ended March 31, 2017 is as follows:

	Number of RSUs	Weighted- average grant date fair value
		US$
Awarded and unvested at April 1, 2016	71,836,365	59.75
Granted	25,796,789	82.41
Vested	(21,945,063)	54.74
Cancelled/forfeited	(6,092,372)	66.06

Awarded and unvested at March 31, 2017	69,595,719	69.18

Expected to vest at March 31, 2017 (i)	60,534,893	67.98

(i)	RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

Partner Capital Investment Plan | Subscription rights
Share-based awards
Schedule of fair value assumptions

	Year ended March 31,
	2015	2016	2017
Risk-free interest rate (i)	1.50%	—	1.86%
Expected dividend yield (ii)	0%	—	0%
Expected life (years) (iii)	4.00	—	8.25
Expected volatility (iv)	38.1%	—	39.0%
Discount for post-vesting sale restrictions (v)	35.0%	—	—

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share-based awards in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of the rights is based on management's estimate on timing of redemption for ordinary shares by the participants.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to expected life of each right.
(v)	Discount for post-vesting sale restrictions applied on the underlying ordinary shares takes into consideration the restriction on sales of eight years.